December 20, 2017

Kellner Event Fund

(the “Fund”)

Investor Class	KEFAX
Institutional Class	KEFIX

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2017

Effective December 20, 2017, all assets in the Fund have liquidated, and the Fund has ceased its operations.

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Please retain this Supplement with your Prospectus and SAI for future reference.